UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

January 31, 2018

Arizona    •    Connecticut    •    Minnesota     •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona Municipal Income Fund	2
Connecticut Municipal Income Fund	3
Minnesota Municipal Income Fund	4
New Jersey Municipal Income Fund	5
Pennsylvania Municipal Income Fund	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	63

Important Notices	64

Eaton Vance

Arizona Municipal Income Fund

January 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	0.19%	3.34%	2.31%	3.73%
Class A with 4.75% Maximum Sales Charge	—	—	–4.59	–1.57	1.32	3.23
Class B at NAV	07/25/1991	07/25/1991	–0.24	2.45	1.53	2.95
Class B with 5% Maximum Sales Charge	—	—	–5.18	–2.55	1.18	2.95
Class C at NAV	12/16/2005	07/25/1991	–0.16	2.54	1.55	2.96
Class C with 1% Maximum Sales Charge	—	—	–1.14	1.54	1.55	2.96
Class I at NAV	08/03/2010	07/25/1991	0.29	3.55	2.51	3.89
Bloomberg Barclays Municipal Bond Index	—	—	–0.19%	3.52%	2.69%	4.20%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.42	4.97	3.43	5.15

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.71%	1.46%	1.46%	0.51%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.95%	2.31%	2.18%	3.16%
Taxable-Equivalent Distribution Rate			5.22	4.09	3.86	5.59
SEC 30-day Yield			1.77	1.11	1.11	2.06
Taxable-Equivalent SEC 30-day Yield			3.13	1.96	1.96	3.64

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	–0.20%	2.31%	2.18%	3.41%
Class A with 4.75% Maximum Sales Charge	—	—	–4.95	–2.51	1.20	2.91
Class B at NAV	05/01/1992	05/01/1992	–0.59	1.55	1.42	2.64
Class B with 5% Maximum Sales Charge	—	—	–5.50	–3.41	1.06	2.64
Class C at NAV	02/09/2006	05/01/1992	–0.58	1.54	1.42	2.64
Class C with 1% Maximum Sales Charge	—	—	–1.57	0.55	1.42	2.64
Class I at NAV	03/03/2008	05/01/1992	–0.10	2.52	2.39	3.61
Bloomberg Barclays Municipal Bond Index	—	—	–0.19%	3.52%	2.69%	4.20%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.42	4.97	3.43	5.15

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.70%	1.46%	1.45%	0.50%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.03%	2.26%	2.26%	3.24%
Taxable-Equivalent Distribution Rate			5.50	4.10	4.10	5.88
SEC 30-day Yield			1.53	0.86	0.85	1.81
Taxable-Equivalent SEC 30-day Yield			2.78	1.56	1.55	3.29

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	–0.60%	2.36%	2.00%	3.60%
Class A with 4.75% Maximum Sales Charge	—	—	–5.30	–2.55	1.01	3.10
Class B at NAV	07/29/1991	07/29/1991	–1.02	1.63	1.24	2.84
Class B with 5% Maximum Sales Charge	—	—	–5.92	–3.35	0.88	2.84
Class C at NAV	12/21/2005	07/29/1991	–1.04	1.52	1.24	2.82
Class C with 1% Maximum Sales Charge	—	—	–2.02	0.52	1.24	2.82
Class I at NAV	08/03/2010	07/29/1991	–0.50	2.57	2.18	3.76
Bloomberg Barclays Municipal Bond Index	—	—	–0.19%	3.52%	2.69%	4.20%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.42	4.97	3.43	5.15

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.70%	1.46%	1.45%	0.50%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.74%	2.29%	1.97%	2.95%
Taxable-Equivalent Distribution Rate			5.13	4.29	3.69	5.53
SEC 30-day Yield			1.59	0.93	0.92	1.87
Taxable-Equivalent SEC 30-day Yield			2.98	1.74	1.72	3.50

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	0.15%	3.85%	2.29%	3.25%
Class A with 4.75% Maximum Sales Charge	—	—	–4.60	–1.06	1.29	2.75
Class C at NAV	12/14/2005	01/08/1991	–0.16	3.18	1.53	2.49
Class C with 1% Maximum Sales Charge	—	—	–1.14	2.18	1.53	2.49
Class I at NAV	03/03/2008	01/08/1991	0.36	4.17	2.50	3.46
Bloomberg Barclays Municipal Bond Index	—	—	–0.19%	3.52%	2.69%	4.20%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.42	4.97	3.43	5.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.73%	1.48%	0.53%
Net				0.72	1.47	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.43%	2.66%	3.63%
Taxable-Equivalent Distribution Rate				6.36	4.94	6.74
SEC 30-day Yield				2.02	1.37	2.32
Taxable-Equivalent SEC 30-day Yield				3.75	2.54	4.30

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	–0.32%	2.26%	2.14%	3.06%
Class A with 4.75% Maximum Sales Charge	—	—	–5.10	–2.57	1.15	2.57
Class B at NAV	01/08/1991	01/08/1991	–0.73	1.55	1.38	2.30
Class B with 5% Maximum Sales Charge	—	—	–5.62	–3.38	1.03	2.30
Class C at NAV	01/13/2006	01/08/1991	–0.62	1.55	1.40	2.30
Class C with 1% Maximum Sales Charge	—	—	–1.60	0.57	1.40	2.30
Class I at NAV	03/03/2008	01/08/1991	–0.09	2.59	2.36	3.31
Bloomberg Barclays Municipal Bond Index	—	—	–0.19%	3.52%	2.69%	4.20%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.42	4.97	3.43	5.15

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.77%	1.52%	1.52%	0.57%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.79%	3.02%	3.02%	3.99%
Taxable-Equivalent Distribution Rate			6.60	5.26	5.26	6.95
SEC 30-day Yield			1.65	0.98	0.99	1.93
Taxable-Equivalent SEC 30-day Yield			2.88	1.72	1.72	3.37

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.58%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.90	$3.58	0.71%
Class B	$1,000.00	$997.60	$7.35	1.46%
Class C	$1,000.00	$998.40	$7.35	1.46%
Class I	$1,000.00	$1,002.90	$2.57	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class B	$1,000.00	$1,017.80	$7.43	1.46%
Class C	$1,000.00	$1,017.80	$7.43	1.46%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

8

Eaton Vance

Municipal Income Funds

January 31, 2018

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$998.00	$3.78	0.75%
Class B	$1,000.00	$994.10	$7.54	1.50%
Class C	$1,000.00	$994.20	$7.54	1.50%
Class I	$1,000.00	$999.00	$2.77	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.82	0.75%
Class B	$1,000.00	$1,017.60	$7.63	1.50%
Class C	$1,000.00	$1,017.60	$7.63	1.50%
Class I	$1,000.00	$1,022.40	$2.80	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$994.00	$3.52	0.70%
Class B	$1,000.00	$989.80	$7.27	1.45%
Class C	$1,000.00	$989.60	$7.27	1.45%
Class I	$1,000.00	$995.00	$2.51	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.57	0.70%
Class B	$1,000.00	$1,017.90	$7.38	1.45%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.70	$2.55	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

9

Eaton Vance

Municipal Income Funds

January 31, 2018

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.50	$3.68	0.73%
Class C	$1,000.00	$998.40	$7.45	1.48%
Class I	$1,000.00	$1,003.60	$2.68	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.80	$4.03	0.80%
Class B	$1,000.00	$992.70	$7.79	1.55%
Class C	$1,000.00	$993.80	$7.79	1.55%
Class I	$1,000.00	$999.10	$3.02	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08	0.80%
Class B	$1,000.00	$1,017.40	$7.88	1.55%
Class C	$1,000.00	$1,017.40	$7.88	1.55%
Class I	$1,000.00	$1,022.20	$3.06	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value

Education — 11.6%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,316,635
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	170	189,915
Arizona Board of Regents, (Arizona State University), Prerefunded to 7/1/22, 5.00%, 7/1/37	830	940,689
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,725,585
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,664,355
Northern Arizona University, 5.00%, 6/1/38	1,000	1,127,550

		$6,964,729

Electric Utilities — 6.6%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,617,285
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,146,920
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/36	1,000	1,184,520

		$3,948,725

Escrowed / Prerefunded — 7.4%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,517,955
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	289,775
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	317,269
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	236,872
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/33	1,000	1,032,940
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/39	1,000	1,032,940

		$4,427,751

General Obligations — 7.3%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$240,752
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	801,077
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	891,848
Scottsdale, 5.00%, 7/1/30	250	299,580
Tempe, 5.375%, 7/1/21	1,600	1,763,568
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	381,269

		$4,378,094

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.8%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,877,987
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,131,980
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	554,220
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,114,793

		$4,678,980

Industrial Development Revenue — 1.5%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$885,445

		$885,445

Insured – Electric Utilities — 2.4%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$550	$635,173
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	521,442
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	306,314

		$1,462,929

Insured – General Obligations — 9.3%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,385,964
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,166,754
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,072,130

		$5,624,848

Insured – Lease Revenue/Certificates of Participation — 3.5%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,126,677

		$2,126,677

Insured – Special Tax Revenue — 2.6%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,441,975
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	105,015

		$1,546,990

Insured – Transportation — 3.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,900	$2,122,547

		$2,122,547

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.0%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,194,010

		$1,194,010

Senior Living/Life Care — 0.9%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$245,332
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	308,385

		$553,717

Special Tax Revenue — 16.5%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,079,500
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,113,580
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,355,710
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	2,987,975
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,227,620
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,116,700
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/33	1,000	1,014,750

		$9,895,835

Transportation — 5.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,151,760
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,233,400

		$3,385,160

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 9.1%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,719,000
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	796,777
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,715,190
Tucson, Water System Revenue, 5.00%, 7/1/32	545	646,087
Tucson, Water System Revenue, 5.00%, 7/1/35	530	622,538

		$5,499,592

Total Tax-Exempt Investments — 97.6% (identified cost $55,043,211)		$58,696,029

Other Assets, Less Liabilities — 2.4%		$1,451,201

Net Assets — 100.0%		$60,147,230

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 22.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 12.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $308,385 or 0.5% of the Fund’s net assets.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-18	$(2,956,250)	$109,962

					$109,962

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

12	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/31	$1,000	$1,186,160

		$1,186,160

Education — 11.5%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$553,685
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,244,306
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,388,093
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	2,042,480
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	207,356
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,662,487
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	510,291
University of Connecticut, 5.00%, 11/15/29	1,000	1,126,020

		$8,734,718

Escrowed / Prerefunded — 10.1%
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	$795	$807,227
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	1,500	1,619,895
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,107,230
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), Escrowed to Maturity, 5.00%, 7/1/21	1,005	1,112,766
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,154,920
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	500	523,500
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	144,887
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	161,324

		$7,631,749

General Obligations — 18.1%
East Lyme, 4.00%, 7/15/22	$350	$368,393
East Lyme, 4.00%, 7/15/23	525	551,554
Fairfield, 5.00%, 1/1/23	1,000	1,147,800

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Greenwich, 4.00%, 7/15/29	$450	$491,112
Greenwich, 4.00%, 7/15/30	250	270,975
Greenwich, 4.00%, 7/15/32	400	430,600
North Haven, 5.00%, 7/15/23	1,475	1,709,112
North Haven, 5.00%, 7/15/25	1,490	1,768,555
Norwalk, 4.00%, 7/1/26	1,975	2,102,684
Redding, 5.50%, 10/15/18	400	411,592
Redding, 5.625%, 10/15/19	650	695,123
Stamford, 4.00%, 7/1/25	370	394,550
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,361,301
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	902,965
Wilton, 5.25%, 7/15/18	535	544,507
Wilton, 5.25%, 7/15/19	535	564,275

		$13,715,098

Hospital — 10.9%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,044,260
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	982,450
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,308,424
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,071,600
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,717,342
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,098,870

		$8,222,946

Industrial Development Revenue — 2.7%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,045	$2,079,826

		$2,079,826

Insured – Education — 12.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,397,349
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,533,185
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/28	500	567,815

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	$3,720	$3,989,626

		$9,487,975

Insured – Escrowed / Prerefunded — 5.0%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$725	$736,151
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,036,920
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,015,890

		$3,788,961

Insured – General Obligations — 7.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,134,469
Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,251,790
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,072,910
Hartford, (AGC), 5.00%, 8/15/28	500	524,440
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	526,550
Hartford, (AGM), 5.00%, 4/1/31	240	255,742
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,136,860

		$5,902,761

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$180,859

		$180,859

Insured – Transportation — 5.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$3,798,242

		$3,798,242

Insured – Water and Sewer — 7.0%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,071,100
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,207,788

		$5,278,888

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,214,200

		$2,214,200

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$665	$664,308
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	250	248,410

		$912,718

Water and Sewer — 4.2%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,144,040
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,666,200
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	232,378
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	144,956

		$3,187,574

Total Tax – Exempt Investments — 100.7% (identified cost $72,358,805)		$76,322,675

Other Assets, Less Liabilities — (0.7)%		$(505,799)

Net Assets — 100.0%		$75,816,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 16.0% of total investments.

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Mar-18	$(1,330,313)	$49,483

					$49,483

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.4%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,376,620
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,184,280

		$3,560,900

Education — 14.2%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,000	$2,394,920
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,187,650
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	586,335
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	414,104
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,669,410
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	646,919
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	580,295
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,167,227
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	309,627
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	341,896
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	616,481
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	531,990
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,110,591
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	763,698
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	852,052
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,519,994
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,612,242
University of Minnesota, 5.00%, 4/1/27	500	598,710
University of Minnesota, 5.00%, 8/1/27	625	738,244
University of Minnesota, 5.00%, 9/1/36	1,000	1,181,880
University of Minnesota, 5.00%, 4/1/41	1,000	1,154,000

		$20,978,265

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 8.3%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,279,025
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	626,004
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	392,620
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	287,973
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	287,310
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	229,584
Northern Municipal Power Agency, 5.00%, 1/1/31	670	766,802
Northern Municipal Power Agency, 5.00%, 1/1/41	240	271,874
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	825,720
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	822,710
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	945,681
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,306,050
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,021,700
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,134,270
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,025,262

		$12,222,585

Escrowed / Prerefunded — 6.8%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$362,210
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	658,235
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	289,775
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	317,270
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,017,160
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,557,195
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,056,260
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,057,110
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,018,460
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,059,510
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	545,545
University of Minnesota, Prerefunded to 4/1/19, 5.125%, 4/1/34	1,000	1,042,240

		$9,980,970

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 33.8%
Alexandria Independent School District No. 206, 5.00%, 2/1/29	$1,500	$1,815,135
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27(1)	1,000	1,203,640
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28(1)	1,040	1,238,900
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,160,120
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	741,150
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	187,271
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,160,940
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,138,920
Duluth, 5.00%, 2/1/31	1,000	1,169,140
Duluth, 5.00%, 2/1/34	1,000	1,157,430
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,143,060
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,066,600
Hennepin County, 5.00%, 12/1/41	2,000	2,331,840
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,556,370
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,366,462
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,145,750
Minneapolis - St. Paul Metropolitan Council, 5.00%, 3/1/24	2,500	2,938,300
Minneapolis - St. Paul Metropolitan Council, 5.00%, 3/1/26	1,000	1,207,880
Minneapolis Special School District No. 1, 5.00%, 2/1/31	2,000	2,402,620
Minnesota, 5.00%, 8/1/32	2,000	2,335,440
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,169,022
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	33,434
Ramsey County, 4.00%, 2/1/24	500	532,260
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,214,700
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,184,970
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	834,462
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	754,515
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	480,400
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	230,600
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,173,298
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31(1)	2,000	2,170,860
St. Paul, 5.00%, 12/1/27	750	906,308

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
St. Paul Independent School District No. 625, 4.00%, 2/1/25	$1,000	$1,059,700
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,415,162
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,384,378
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,721,380

		$49,732,417

Hospital — 13.9%
Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	$750	$750,232
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	980,415
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	573,250
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	570,665
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,075,290
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,074,690
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,243,360
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,247,110
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,069,000
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,623,090
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,969,245
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	69,278
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	522,526
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/33	1,000	1,160,200
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	578,270
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	569,940
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,134,880
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,248,525

		$20,459,966

Housing — 0.6%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$975	$947,827

		$947,827

Insured – Electric Utilities — 6.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,075,952
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	280,621
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,517,700

		$8,874,273

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$524,925

		$524,925

Insured – Hospital — 2.6%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$797,175
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.02%, 8/15/37(2)	1,025	1,025,000
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,004,360

		$3,826,535

Lease Revenue / Certificates of Participation — 2.2%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,127,150
Minnesota, 5.00%, 6/1/29	1,335	1,522,007
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	579,695

		$3,228,852

Other Revenue — 1.0%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$456,916
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	339,522
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	277,056
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	265,080
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	105,506

		$1,444,080

Senior Living / Life Care — 2.4%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,721,264
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,801,985

		$3,523,249

Transportation — 2.3%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,202,180
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,057,980

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	$1,000	$1,122,590

		$3,382,750

Total Tax-Exempt Investments — 96.9% (identified cost $140,044,267)		$142,687,594

Other Assets, Less Liabilities — 3.1%		$4,616,077

Net Assets — 100.0%		$147,303,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 6.2% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2018.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 94.8%

Security	Principal Amount (000’s omitted)	Value

Education — 7.4%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,020,448
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,000	1,076,360
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,582,382
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	957,250
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,180,020
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,766,199
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,081,763

		$11,664,422

Escrowed / Prerefunded — 7.1%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$173,306
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	2,250	2,554,650
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,196,948
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,200,898
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	915	938,671
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	3,190	3,270,388
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	489,301
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,379,791

		$11,203,953

General Obligations — 4.7%
Burlington County Bridge Commission, 5.00%, 10/1/36	$1,000	$1,167,580
Gloucester County Improvement Authority, 4.00%, 4/1/35	4,320	4,544,208
Jersey City, 5.00%, 11/1/33	800	938,008
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	787,115

		$7,436,911

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.7%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$808,613
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,211,749
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,529,340
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	177,532
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	710	724,257
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,000	1,008,570
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,608,247
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,041,967
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	451,932
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,302,066
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	3,000	3,417,510
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,129,470
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	561,990
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,164,640

		$20,137,883

Housing — 0.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$495	$495,668

		$495,668

Industrial Development Revenue — 4.7%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,103,431
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	290,012
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	489,039
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,616,905

		$7,499,387

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,640,150

		$3,640,150

Insured – Escrowed / Prerefunded — 2.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$466,283
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	650	672,997
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,290	1,336,208
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	935,748

		$3,411,236

Insured – General Obligations — 10.2%
Atlantic City, (AGM), 5.00%, 3/1/37	$1,500	$1,682,370
Bayonne, (AGM), 5.00%, 8/1/25	615	708,172
Bayonne, (AGM), 5.00%, 8/1/26	865	989,742
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,276,606
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,874,761
Irvington Township, (AGM), 0.00%, 7/15/22	2,400	2,122,368
Irvington Township, (AGM), 0.00%, 7/15/23	4,775	4,081,240
Lakewood Township, (BAM), 4.00%, 11/1/26	250	275,778
Lakewood Township, (BAM), 4.00%, 11/1/27	120	131,776
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,423,024
Trenton, (BAM), 5.00%, 12/1/26	500	579,515

		$16,145,352

Insured – Hospital — 2.5%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$4,026,118

		$4,026,118

Insured – Special Tax Revenue — 10.8%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$4,986,900
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,859,371
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	10,145	7,507,807
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,539,817
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	289,757

		$17,183,652

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 1.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,275	$2,297,727

		$2,297,727

Insured – Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,262,019
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	902,011

		$3,164,030

Lease Revenue / Certificates of Participation — 2.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,597,042
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	835,020
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,053,650

		$3,485,712

Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$1,169,140

		$1,169,140

Senior Living / Life Care — 4.8%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,357,374
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,248,331
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,352,375
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,582,765

		$7,540,845

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$300,213
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,331

		$825,544

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 3.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	$2,000	$1,959,440
New Jersey Higher Education Student Assistance Authority, (AMT), 2.431%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	3,360	3,372,466

		$5,331,906

Transportation — 12.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,280,320
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,635,495
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	305,423
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,020,040
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,250	1,201,950
New Jersey Turnpike Authority, 4.00%, 1/1/43	1,090	1,127,899
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,110,042
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,583,100
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,664,600
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,109,690

		$20,038,559

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,510	$3,512,597

		$3,512,597

Total Tax – Exempt Municipal Securities — 94.8% (identified cost $143,204,411)		$150,210,792

Taxable Municipal Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%
Atlantic City, 7.50%, 3/1/40	$445	$573,894

		$573,894

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.0%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,782,228

		$4,782,228

Total Taxable Municipal Securities — 3.4% (identified cost $5,129,176)		$5,356,122

Total Investments — 98.2% (identified cost $148,333,587)		$155,566,914

Other Assets, Less Liabilities — 1.8%		$2,863,634

Net Assets — 100.0%		$158,430,548

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 32.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 10.8% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 102.1%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$397,030

		$397,030

Education — 11.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,433,012
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,049,680
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	896,660
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,319,292
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,105,080
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,213,820
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	298,636
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,142,040
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,845,368
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,868,650
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,906,881
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,212,360

		$21,291,479

Escrowed / Prerefunded — 16.1%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$829,231
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	341,140
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,334,421
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,134,792
Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	2,021,565
Northampton County General Purpose Authority, (Lafayette College), Prerefunded to 11/1/18, 5.00%, 11/1/34	3,000	3,081,540
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,000	1,045,710
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,650,482

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	$4,000	$4,051,160
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,635,720
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	663,012
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/29	1,175	1,298,398
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,483,977
Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,723,929
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,091,570

		$30,386,647

General Obligations — 5.3%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,123,120
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,135,580
Chester County, 5.00%, 7/15/27	210	220,584
Chester County, 5.00%, 7/15/28	85	89,284
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,597,685
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,251,756
Owen J. Roberts School District, 5.00%, 5/15/28	535	610,788

		$10,028,797

Hospital — 12.3%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,161,310
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	574,993
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	814,776
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,314,192
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,068,490
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,359,017
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	745,674
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,779,515
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	975,308
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,429,790

22	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$2,550	$2,706,493
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	2,986,594
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	210,455

		$23,126,607

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$805,327

		$805,327

Industrial Development Revenue — 1.2%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,277,544
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,049,830

		$2,327,374

Insured – Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,364,478
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	312,824

		$1,677,302

Insured – Escrowed / Prerefunded — 21.2%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,452,325
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,524,777
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,473,433
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,332,607
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	6,930	7,104,012
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	2,500	2,517,450
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,929,405
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	2,838,051

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	$2,000	$2,082,440
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,394,261
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	349,871
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	344,649
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,510,710
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,148,414

		$40,002,405

Insured – General Obligations — 12.4%
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	$1,500	$1,720,680
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,692,770
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	344,355
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,993,731
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,934,837
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,872,471
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,722,240
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	891,630
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	775,180
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,033,708
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,130,500
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,929
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	861,135
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,148,530
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,243,847

		$23,431,543

Insured – Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,428,260

		$2,428,260

Insured – Lease Revenue / Certificates of Participation — 6.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,038,100
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,427,000
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,862,040

		$12,327,140

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.3%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,153,800
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	261,659

		$2,415,459

Insured – Transportation — 0.9%
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	$1,500	$1,686,315

		$1,686,315

Insured – Water and Sewer — 3.1%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,126,150
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,618,804
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,163,748

		$5,908,702

Senior Living / Life Care — 0.9%
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	$1,265	$1,386,073
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	333,570

		$1,719,643

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$293,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(3)	525	249,375
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(3)	240	114,000

		$656,475

Transportation — 4.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$818,284
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	437,937
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,112,351
Pennsylvania Turnpike Commission, 6.375%, 12/1/38	2,000	2,482,200
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	885,375
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,133,980

		$7,870,127

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.2%
Chester Water Authority, 5.00%, 12/1/35	$795	$916,905
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,777,632
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,342,013

		$4,036,550

Total Tax-Exempt Municipal Securities — 102.1% (identified cost $183,204,658)		$192,523,182

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$203	$60,798

Total Taxable Municipal Securities — 0.0%(4) (identified cost $202,665)		$60,798

Total Investments — 102.1% (identified cost $183,407,323)		$192,583,980

Other Assets, Less Liabilities — (2.1)%		$(3,921,688)

Net Assets — 100.0%		$188,662,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 46.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 13.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Issuer is in default with respect to interest payments.

(4)	Amount is less than 0.05%.

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Assets and Liabilities (Unaudited)

	January 31, 2018
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$55,043,211	$72,358,805	$140,044,267
Unrealized appreciation	3,652,818	3,963,870	2,643,327
Investments, at value	$58,696,029	$76,322,675	$142,687,594
Cash	$1,272,769	$88,354	$1,200,348
Deposits for derivatives collateral — financial futures contracts	50,000	22,500	—
Interest receivable	352,819	600,256	1,752,388
Receivable for investments sold	—	—	5,727,728
Receivable for Fund shares sold	118,039	111,661	1,230,257
Total assets	$60,489,656	$77,145,446	$152,598,315

Liabilities
Demand note payable	$—	$100,000	$—
Payable for when-issued securities	—	—	4,677,784
Payable for variation margin on open financial futures contracts	8,750	3,938	—
Payable for Fund shares redeemed	231,485	1,090,140	375,872
Distributions payable	23,881	40,258	97,172
Payable to affiliates:
Investment adviser fee	14,040	20,337	45,200
Distribution and service fees	11,594	14,072	18,465
Accrued expenses	52,676	59,825	80,151
Total liabilities	$342,426	$1,328,570	$5,294,644
Net Assets	$60,147,230	$75,816,876	$147,303,671

Sources of Net Assets
Paid-in capital	$60,354,963	$76,238,581	$146,719,583
Accumulated undistributed (distributions in excess of) net investment income	249,029	(36,693)	19,631
Accumulated net realized loss	(4,219,542)	(4,398,365)	(2,078,870)
Net unrealized appreciation	3,762,780	4,013,353	2,643,327
Net Assets	$60,147,230	$75,816,876	$147,303,671

Class A Shares
Net Assets	$38,491,763	$55,798,919	$56,859,325
Shares Outstanding	4,070,701	5,569,023	6,112,869
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.46	$10.02	$9.30
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.93	$10.52	$9.76

Class B Shares
Net Assets	$142,433	$410,736	$7,340
Shares Outstanding	13,553	41,189	734
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.51	$9.97	$10.01

Class C Shares
Net Assets	$6,053,851	$5,189,133	$10,477,318
Shares Outstanding	575,715	519,719	1,047,406
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.52	$9.98	$10.00

Class I Shares
Net Assets	$15,459,183	$14,418,088	$79,959,688
Shares Outstanding	1,634,907	1,438,612	8,595,787
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.46	$10.02	$9.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2018
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$148,333,587	$183,407,323
Unrealized appreciation	7,233,327	9,176,657
Investments, at value	$155,566,914	$192,583,980
Cash	$2,491,045	$38,708
Interest receivable	1,050,788	1,615,618
Receivable for investments sold	—	512,673
Receivable for Fund shares sold	21,854	79,318
Total assets	$159,130,601	$194,830,297

Liabilities
Payable for floating rate notes issued	$—	$5,000,000
Demand note payable	—	200,000
Payable for Fund shares redeemed	452,746	591,682
Distributions payable	77,310	143,614
Payable to affiliates:
Investment adviser fee	50,577	62,895
Distribution and service fees	33,332	40,959
Interest expense and fees payable	—	17,339
Accrued expenses	86,088	111,516
Total liabilities	$700,053	$6,168,005
Net Assets	$158,430,548	$188,662,292

Sources of Net Assets
Paid-in capital	$180,514,742	$211,932,708
Accumulated undistributed net investment income	1,257,103	94,424
Accumulated net realized loss	(30,574,624)	(32,541,497)
Net unrealized appreciation	7,233,327	9,176,657
Net Assets	$158,430,548	$188,662,292

Class A Shares
Net Assets	$101,649,835	$116,430,339
Shares Outstanding	11,189,076	13,628,142
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.08	$8.54
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.53	$8.97

Class B Shares
Net Assets	$—	$437,593
Shares Outstanding	—	49,484
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$8.84

Class C Shares
Net Assets	$19,303,418	$25,191,458
Shares Outstanding	2,036,203	2,847,541
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$8.85

Class I Shares
Net Assets	$37,477,295	$46,602,902
Shares Outstanding	4,123,848	5,434,108
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.09	$8.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2018
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$1,122,477	$1,574,584	$2,481,147
Total investment income	$1,122,477	$1,574,584	$2,481,147

Expenses
Investment adviser fee	$85,797	$125,807	$263,784
Distribution and service fees
Class A	39,452	58,411	60,265
Class B	793	2,105	142
Class C	29,130	26,767	53,669
Trustees’ fees and expenses	1,523	1,880	3,416
Custodian fee	14,491	16,322	23,368
Transfer and dividend disbursing agent fees	11,062	19,388	31,058
Legal and accounting services	23,086	37,977	26,968
Printing and postage	4,429	5,451	7,928
Registration fees	9,164	2,685	6,024
Miscellaneous	9,249	12,377	15,669
Total expenses	$228,176	$309,170	$492,291

Net investment income	$894,301	$1,265,414	$1,988,856

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$49,091	$88,382	$257,325
Financial futures contracts	(118,555)	(32,405)	(96,191)
Net realized gain (loss)	$(69,464)	$55,977	$161,134
Change in unrealized appreciation (depreciation) —
Investments	$(874,305)	$(1,506,953)	$(3,050,996)
Financial futures contracts	141,721	57,650	28,129
Net change in unrealized appreciation (depreciation)	$(732,584)	$(1,449,303)	$(3,022,867)

Net realized and unrealized loss	$(802,048)	$(1,393,326)	$(2,861,733)

Net increase (decrease) in net assets from operations	$92,253	$(127,912)	$(872,877)

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2018
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$3,294,986	$4,593,942
Total investment income	$3,294,986	$4,593,942

Expenses
Investment adviser fee	$296,301	$394,940
Distribution and service fees
Class A	103,568	123,206
Class B	—	3,395
Class C	97,307	133,330
Trustees’ fees and expenses	3,596	4,255
Custodian fee	24,347	29,485
Transfer and dividend disbursing agent fees	38,010	49,633
Legal and accounting services	31,726	35,848
Printing and postage	8,642	10,549
Registration fees	2,431	2,828
Interest expense and fees	—	45,102
Miscellaneous	12,989	27,878
Total expenses	$618,917	$860,449

Net investment income	$2,676,069	$3,733,493

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$477,143	$614,257
Financial futures contracts	—	(3,908)
Net realized gain	$477,143	$610,349
Change in unrealized appreciation (depreciation) —
Investments	$(2,891,757)	$(4,906,687)
Financial futures contracts	—	13,611
Net change in unrealized appreciation (depreciation)	$(2,891,757)	$(4,893,076)

Net realized and unrealized loss	$(2,414,614)	$(4,282,727)

Net increase (decrease) in net assets from operations	$261,455	$(549,234)

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Changes in Net Assets

	Six Months Ended January 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$894,301	$1,265,414	$1,988,856
Net realized gain (loss)	(69,464)	55,977	161,134
Net change in unrealized appreciation (depreciation)	(732,584)	(1,449,303)	(3,022,867)
Net increase (decrease) in net assets from operations	$92,253	$(127,912)	$(872,877)
Distributions to shareholders —
From net investment income
Class A	$(566,041)	$(914,160)	$(782,799)
Class B	(1,756)	(5,270)	(275)
Class C	(64,973)	(67,083)	(104,469)
Class I	(254,190)	(268,075)	(1,126,513)
Total distributions to shareholders	$(886,960)	$(1,254,588)	$(2,014,056)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$816,955	$899,082	$2,485,065
Class B	—	2,148	—
Class C	478,483	169,461	523,150
Class I	2,908,146	2,127,304	16,996,054
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	506,344	771,684	727,601
Class B	1,403	2,219	262
Class C	56,573	51,270	96,441
Class I	139,840	165,416	623,472
Cost of shares redeemed
Class A	(3,075,530)	(4,314,950)	(7,588,600)
Class B	(13,020)	(8,462)	(373)
Class C	(426,196)	(783,231)	(1,603,350)
Class I	(4,372,313)	(3,812,111)	(11,217,422)
Net asset value of shares exchanged
Class A	76,846	39,167	42,978
Class B	(76,846)	(39,167)	(42,978)
Net increase (decrease) in net assets from Fund share transactions	$(2,979,315)	$(4,730,170)	$1,042,300

Net decrease in net assets	$(3,774,022)	$(6,112,670)	$(1,844,633)

Net Assets
At beginning of period	$63,921,252	$81,929,546	$149,148,304
At end of period	$60,147,230	$75,816,876	$147,303,671

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$249,029	$(36,693)	$19,631

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$2,676,069	$3,733,493
Net realized gain	477,143	610,349
Net change in unrealized appreciation (depreciation)	(2,891,757)	(4,893,076)
Net increase (decrease) in net assets from operations	$261,455	$(549,234)
Distributions to shareholders —
From net investment income
Class A	$(1,838,988)	$(2,295,678)
Class B	—	(10,574)
Class C	(287,191)	(417,812)
Class I	(643,511)	(982,809)
Total distributions to shareholders	$(2,769,690)	$(3,706,873)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,288,888	$2,318,155
Class C	825,985	354,445
Class I	14,873,619	4,838,650
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,486,013	2,022,134
Class B	—	10,510
Class C	238,921	384,033
Class I	521,861	408,295
Cost of shares redeemed
Class A	(6,617,396)	(11,368,301)
Class B	—	(28,964)
Class C	(2,561,362)	(4,615,769)
Class I	(9,132,330)	(8,645,708)
Net asset value of shares exchanged
Class A	—	487,137
Class B	—	(487,137)
Net increase (decrease) in net assets from Fund share transactions	$3,924,199	$(14,322,520)

Net increase (decrease) in net assets	$1,415,964	$(18,578,627)

Net Assets
At beginning of period	$157,014,584	$207,240,919
At end of period	$158,430,548	$188,662,292

Accumulated undistributed net investment income included in net assets
At end of period	$1,257,103	$94,424

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$1,976,544	$2,699,085	$4,054,390
Net realized gain	379,120	196,147	751,584
Net change in unrealized appreciation (depreciation)	(2,287,707)	(3,016,574)	(5,061,650)
Net increase (decrease) in net assets from operations	$67,957	$(121,342)	$(255,676)
Distributions to shareholders —
From net investment income
Class A	$(1,345,652)	$(2,039,470)	$(1,886,366)
Class B	(5,661)	(16,254)	(3,111)
Class C	(144,310)	(154,080)	(252,387)
Class I	(466,562)	(467,839)	(1,949,737)
Total distributions to shareholders	$(1,962,185)	$(2,677,643)	$(4,091,601)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,654,392	$3,450,820	$10,701,859
Class B	—	6,391	—
Class C	825,261	643,514	1,309,103
Class I	10,296,673	7,175,585	46,127,270
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,190,750	1,710,215	1,757,503
Class B	4,941	7,697	3,059
Class C	123,629	111,877	227,835
Class I	173,107	270,904	999,523
Cost of shares redeemed
Class A	(9,820,617)	(12,585,129)	(21,982,145)
Class B	(2,734)	(146,197)	(19,607)
Class C	(1,324,790)	(1,713,671)	(2,462,727)
Class I	(5,520,793)	(3,639,720)	(29,934,233)
Net asset value of shares exchanged
Class A	39,385	175,899	156,013
Class B	(39,385)	(175,899)	(156,013)
Net increase (decrease) in net assets from Fund share transactions	$(1,400,181)	$(4,707,714)	$6,727,440

Net increase (decrease) in net assets	$(3,294,409)	$(7,506,699)	$2,380,163

Net Assets
At beginning of year	$67,215,661	$89,436,245	$146,768,141
At end of year	$63,921,252	$81,929,546	$149,148,304

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$241,688	$(47,519)	$44,831

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$5,597,498	$7,980,211
Net realized gain	1,730,915	1,451,241
Net change in unrealized appreciation (depreciation)	(7,107,833)	(11,514,396)
Net increase (decrease) in net assets from operations	$220,580	$(2,082,944)
Distributions to shareholders —
From net investment income
Class A	$(3,832,106)	$(4,988,249)
Class B	—	(38,620)
Class C	(632,810)	(973,345)
Class I	(1,083,384)	(1,993,774)
Total distributions to shareholders	$(5,548,300)	$(7,993,988)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,028,569	$14,220,245
Class C	2,679,118	2,463,180
Class I	20,866,502	14,992,936
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,086,309	4,432,685
Class B	—	38,414
Class C	486,734	883,318
Class I	792,485	799,267
Cost of shares redeemed
Class A	(21,476,168)	(35,152,995)
Class B	—	(208,759)
Class C	(5,996,550)	(10,110,373)
Class I	(17,703,954)	(15,818,159)
Net asset value of shares exchanged
Class A	—	551,649
Class B	—	(551,649)
Net decrease in net assets from Fund share transactions	$(8,236,955)	$(23,460,241)

Net decrease in net assets	$(13,564,675)	$(33,537,173)

Net Assets
At beginning of year	$170,579,259	$240,778,092
At end of year	$157,014,584	$207,240,919

Accumulated undistributed net investment income included in net assets
At end of year	$1,350,724	$67,804

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.580		$9.840	$9.540	$9.650	$9.300	$10.030

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.292	$0.321	$0.346	$0.378	$0.374
Net realized and unrealized gain (loss)	(0.121)		(0.262)	0.298	(0.088)	0.337	(0.741)

Total income (loss) from operations	$0.019		$0.030	$0.619	$0.258	$0.715	$(0.367)

Less Distributions
From net investment income	$(0.139)		$(0.290)	$(0.319)	$(0.368)	$(0.365)	$(0.363)

Total distributions	$(0.139)		$(0.290)	$(0.319)	$(0.368)	$(0.365)	$(0.363)

Net asset value — End of period	$9.460		$9.580	$9.840	$9.540	$9.650	$9.300

Total Return(2)	0.19	%(3)	0.35%	6.60%	2.67%	7.84%	(3.82)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,492		$40,674	$47,956	$47,736	$52,491	$54,949
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.71%	0.69%	0.72%	0.73%	0.74%
Interest and fee expense(6)	—		—	—	—	0.03%	0.02%
Total expenses(4)	0.71	%(5)	0.71%	0.69%	0.72%	0.76%	0.76%
Net investment income	2.89	%(5)	3.05%	3.32%	3.56%	4.01%	3.77%
Portfolio Turnover	3	%(3)	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Arizona Fund — Class B
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.650		$10.930	$10.600	$10.720	$10.330	$11.140

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.245	$0.278	$0.294	$0.343	$0.334
Net realized and unrealized gain (loss)	(0.140)		(0.283)	0.326	(0.086)	0.374	(0.823)

Total income (loss) from operations	$(0.025)		$(0.038)	$0.604	$0.208	$0.717	$(0.489)

Less Distributions
From net investment income	$(0.115)		$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Total distributions	$(0.115)		$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Net asset value — End of period	$10.510		$10.650	$10.930	$10.600	$10.720	$10.330

Total Return(2)	(0.24	)%(3)	(0.32)%	5.78%	1.93%	7.05%	(4.53)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142		$233	$277	$326	$555	$789
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.44%	1.47%	1.48%	1.49%
Interest and fee expense(6)	—		—	—	—	0.03%	0.02%
Total expenses(4)	1.46	%(5)	1.46%	1.44%	1.47%	1.51%	1.51%
Net investment income	2.13	%(5)	2.30%	2.59%	2.72%	3.28%	3.02%
Portfolio Turnover	3	%(3)	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.650		$10.940	$10.610	$10.730	$10.340	$11.150

Income (Loss) From Operations
Net investment income(1)	$0.115		$0.245	$0.275	$0.305	$0.343	$0.333
Net realized and unrealized gain (loss)	(0.131)		(0.293)	0.329	(0.097)	0.374	(0.822)

Total income (loss) from operations	$(0.016)		$(0.048)	$0.604	$0.208	$0.717	$(0.489)

Less Distributions
From net investment income	$(0.114)		$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Total distributions	$(0.114)		$(0.242)	$(0.274)	$(0.328)	$(0.327)	$(0.321)

Net asset value — End of period	$10.520		$10.650	$10.940	$10.610	$10.730	$10.340

Total Return(2)	(0.16	)%(3)	(0.41)%	5.77%	1.93%	7.05%	(4.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,054		$6,025	$6,592	$5,690	$5,792	$7,733
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.44%	1.47%	1.48%	1.49%
Interest and fee expense(6)	—		—	—	—	0.03%	0.02%
Total expenses(4)	1.46	%(5)	1.46%	1.44%	1.47%	1.51%	1.51%
Net investment income	2.14	%(5)	2.30%	2.56%	2.83%	3.28%	3.01%
Portfolio Turnover	3	%(3)	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.580		$9.830	$9.540	$9.640	$9.300	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.310	$0.339	$0.368	$0.396	$0.392
Net realized and unrealized gain (loss)	(0.121)		(0.251)	0.289	(0.081)	0.328	(0.729)

Total income (loss) from operations	$0.028		$0.059	$0.628	$0.287	$0.724	$(0.337)

Less Distributions
From net investment income	$(0.148)		$(0.309)	$(0.338)	$(0.387)	$(0.384)	$(0.383)

Total distributions	$(0.148)		$(0.309)	$(0.338)	$(0.387)	$(0.384)	$(0.383)

Net asset value — End of period	$9.460		$9.580	$9.830	$9.540	$9.640	$9.300

Total Return(2)	0.29	%(3)	0.65%	6.70%	2.98%	7.94%	(3.53)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,459		$16,990	$12,390	$9,759	$9,136	$6,852
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.51%	0.49%	0.52%	0.53%	0.54%
Interest and fee expense(6)	—		—	—	—	0.03%	0.02%
Total expenses(4)	0.51	%(5)	0.51%	0.49%	0.52%	0.56%	0.56%
Net investment income	3.09	%(5)	3.24%	3.50%	3.79%	4.20%	3.95%
Portfolio Turnover	3	%(3)	22%	14%	8%	4%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.200		$10.520	$10.240	$10.240	$9.890	$10.750

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.328	$0.351	$0.364	$0.386	$0.383
Net realized and unrealized gain (loss)	(0.182)		(0.323)	0.276	(0.004)	0.347	(0.862)

Total income (loss) from operations	$(0.020)		$0.005	$0.627	$0.360	$0.733	$(0.479)

Less Distributions
From net investment income	$(0.160)		$(0.325)	$(0.347)	$(0.360)	$(0.383)	$(0.379)
Tax return of capital	—		—	—	—	—	(0.002)

Total distributions	$(0.160)		$(0.325)	$(0.347)	$(0.360)	$(0.383)	$(0.381)

Net asset value — End of period	$10.020		$10.200	$10.520	$10.240	$10.240	$9.890

Total Return(2)	(0.20	)%(3)	0.08%	6.22%	3.53%	7.56%	(4.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,799		$59,405	$68,795	$72,210	$76,772	$88,850
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.75	%(5)	0.70%	0.72%	0.72%	0.71%	0.73%
Interest and fee expense(6)	—		—	—	0.03%	0.07%	0.05%
Total expenses(4)	0.75	%(5)	0.70%	0.72%	0.75%	0.78%	0.78%
Net investment income	3.16	%(5)	3.20%	3.38%	3.52%	3.87%	3.62%
Portfolio Turnover	3	%(3)	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class B
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.150		$10.470	$10.190	$10.190	$9.850	$10.700

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.251	$0.272	$0.285	$0.309	$0.303
Net realized and unrealized gain (loss)	(0.182)		(0.323)	0.276	(0.004)	0.337	(0.853)

Total income (loss) from operations	$(0.059)		$(0.072)	$0.548	$0.281	$0.646	$(0.550)

Less Distributions
From net investment income	$(0.121)		$(0.248)	$(0.268)	$(0.281)	$(0.306)	$(0.299)
Tax return of capital	—		—	—	—	—	(0.001)

Total distributions	$(0.121)		$(0.248)	$(0.268)	$(0.281)	$(0.306)	$(0.300)

Net asset value — End of period	$9.970		$10.150	$10.470	$10.190	$10.190	$9.850

Total Return(2)	(0.59	)%(3)	(0.67)%	5.44%	2.76%	6.67%	(5.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$411		$461	$795	$1,026	$1,439	$1,642
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.50	%(5)	1.46%	1.47%	1.47%	1.46%	1.49%
Interest and fee expense(6)	—		—	—	0.03%	0.07%	0.05%
Total expenses(4)	1.50	%(5)	1.46%	1.47%	1.50%	1.53%	1.54%
Net investment income	2.41	%(5)	2.45%	2.64%	2.77%	3.11%	2.87%
Portfolio Turnover	3	%(3)	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.160		$10.490	$10.200	$10.200	$9.860	$10.710

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.250	$0.271	$0.285	$0.310	$0.302
Net realized and unrealized gain (loss)	(0.182)		(0.333)	0.287	(0.003)	0.337	(0.852)

Total income (loss) from operations	$(0.059)		$(0.083)	$0.558	$0.282	$0.647	$(0.550)

Less Distributions
From net investment income	$(0.121)		$(0.247)	$(0.268)	$(0.282)	$(0.307)	$(0.299)
Tax return of capital	—		—	—	—	—	(0.001)

Total distributions	$(0.121)		$(0.247)	$(0.268)	$(0.282)	$(0.307)	$(0.300)

Net asset value — End of period	$9.980		$10.160	$10.490	$10.200	$10.200	$9.860

Total Return(2)	(0.58	)%(3)	(0.77)%	5.54%	2.76%	6.67%	(5.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,189		$5,847	$7,020	$6,739	$6,447	$6,787
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.50	%(5)	1.45%	1.47%	1.47%	1.46%	1.48%
Interest and fee expense(6)	—		—	—	0.03%	0.07%	0.05%
Total expenses(4)	1.50	%(5)	1.45%	1.47%	1.50%	1.53%	1.53%
Net investment income	2.41	%(5)	2.45%	2.62%	2.77%	3.11%	2.86%
Portfolio Turnover	3	%(3)	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.200		$10.520	$10.240	$10.240	$9.890	$10.760

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.348	$0.371	$0.385	$0.406	$0.404
Net realized and unrealized gain (loss)	(0.182)		(0.322)	0.276	(0.004)	0.347	(0.872)

Total income (loss) from operations	$(0.010)		$0.026	$0.647	$0.381	$0.753	$(0.468)

Less Distributions
From net investment income	$(0.170)		$(0.346)	$(0.367)	$(0.381)	$(0.403)	$(0.400)
Tax return of capital	—		—	—	—	—	(0.002)

Total distributions	$(0.170)		$(0.346)	$(0.367)	$(0.381)	$(0.403)	$(0.402)

Net asset value — End of period	$10.020		$10.200	$10.520	$10.240	$10.240	$9.890

Total Return(2)	(0.10	)%(3)	0.28%	6.43%	3.74%	7.78%	(4.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,418		$16,216	$12,826	$9,330	$9,987	$8,454
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.55	%(5)	0.50%	0.52%	0.52%	0.51%	0.53%
Interest and fee expense(6)	—		—	—	0.03%	0.07%	0.05%
Total expenses(4)	0.55	%(5)	0.50%	0.52%	0.55%	0.58%	0.58%
Net investment income	3.36	%(5)	3.40%	3.57%	3.71%	4.05%	3.82%
Portfolio Turnover	3	%(3)	11%	7%	2%	6%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.480		$9.770	$9.550	$9.580	$9.230	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.263	$0.288	$0.312	$0.319	$0.306
Net realized and unrealized gain (loss)	(0.178)		(0.289)	0.222	(0.033)	0.349	(0.533)

Total income (loss) from operations	$(0.056)		$(0.026)	$0.510	$0.279	$0.668	$(0.227)

Less Distributions
From net investment income	$(0.124)		$(0.264)	$(0.290)	$(0.309)	$(0.318)	$(0.303)

Total distributions	$(0.124)		$(0.264)	$(0.290)	$(0.309)	$(0.318)	$(0.303)

Net asset value — End of period	$9.300		$9.480	$9.770	$9.550	$9.580	$9.230

Total Return(2)	(0.60	)%(3)	(0.22)%	5.42%	2.94%	7.36%	(2.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,859		$62,310	$74,061	$71,598	$73,246	$77,456
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.70	%(5)	0.70%	0.69%	0.71%	0.71%	0.72%
Net investment income	2.57	%(5)	2.77%	2.98%	3.24%	3.40%	3.15%
Portfolio Turnover	13	%(3)	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class B
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.210		$10.510	$10.280	$10.310	$9.930	$10.500

Income (Loss) From Operations
Net investment income(1)	$0.093		$0.209	$0.234	$0.258	$0.268	$0.251
Net realized and unrealized gain (loss)	(0.196)		(0.302)	0.230	(0.033)	0.378	(0.573)

Total income (loss) from operations	$(0.103)		$(0.093)	$0.464	$0.225	$0.646	$(0.322)

Less Distributions
From net investment income	$(0.097)		$(0.207)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Total distributions	$(0.097)		$(0.207)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Net asset value — End of period	$10.010		$10.210	$10.510	$10.280	$10.310	$9.930

Total Return(2)	(1.02	)%(3)	(0.86)%	4.57%	2.19%	6.59%	(3.15)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7		$51	$231	$404	$535	$846
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(5)	1.46%	1.45%	1.46%	1.47%	1.47%
Net investment income	1.80	%(5)	2.05%	2.26%	2.49%	2.66%	2.40%
Portfolio Turnover	13	%(3)	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.200		$10.500	$10.270	$10.300	$9.920	$10.490

Income (Loss) From Operations
Net investment income(1)	$0.093		$0.206	$0.231	$0.257	$0.268	$0.250
Net realized and unrealized gain (loss)	(0.198)		(0.298)	0.233	(0.032)	0.378	(0.572)

Total income (loss) from operations	$(0.105)		$(0.092)	$0.464	$0.225	$0.646	$(0.322)

Less Distributions
From net investment income	$(0.095)		$(0.208)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Total distributions	$(0.095)		$(0.208)	$(0.234)	$(0.255)	$(0.266)	$(0.248)

Net asset value — End of period	$10.000		$10.200	$10.500	$10.270	$10.300	$9.920

Total Return(2)	(1.04	)%(3)	(0.85)%	4.57%	2.19%	6.60%	(3.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,477		$11,668	$12,990	$11,636	$11,098	$12,298
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.45	%(5)	1.45%	1.44%	1.46%	1.47%	1.47%
Net investment income	1.82	%(5)	2.02%	2.23%	2.48%	2.66%	2.39%
Portfolio Turnover	13	%(3)	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.480		$9.770	$9.550	$9.580	$9.230	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.132		$0.280	$0.304	$0.330	$0.337	$0.325
Net realized and unrealized gain (loss)	(0.178)		(0.287)	0.225	(0.031)	0.349	(0.532)

Total income (loss) from operations	$(0.046)		$(0.007)	$0.529	$0.299	$0.686	$(0.207)

Less Distributions
From net investment income	$(0.134)		$(0.283)	$(0.309)	$(0.329)	$(0.336)	$(0.323)

Total distributions	$(0.134)		$(0.283)	$(0.309)	$(0.329)	$(0.336)	$(0.323)

Net asset value — End of period	$9.300		$9.480	$9.770	$9.550	$9.580	$9.230

Total Return(2)	(0.50	)%(3)	(0.02)%	5.63%	3.15%	7.57%	(2.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,960		$75,120	$59,486	$37,542	$25,888	$21,323
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.50	%(5)	0.50%	0.49%	0.51%	0.51%	0.52%
Net investment income	2.77	%(5)	2.96%	3.15%	3.43%	3.60%	3.35%
Portfolio Turnover	13	%(3)	23%	12%	2%	4%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.230		$9.520	$9.240	$9.310	$9.010	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.326	$0.339	$0.337	$0.357	$0.382
Net realized and unrealized gain (loss)	(0.144)		(0.293)	0.277	(0.072)	0.299	(0.570)

Total income (loss) from operations	$0.015		$0.033	$0.616	$0.265	$0.656	$(0.188)

Less Distributions
From net investment income	$(0.165)		$(0.323)	$(0.336)	$(0.335)	$(0.356)	$(0.382)

Total distributions	$(0.165)		$(0.323)	$(0.336)	$(0.335)	$(0.356)	$(0.382)

Net asset value — End of period	$9.080		$9.230	$9.520	$9.240	$9.310	$9.010

Total Return(2)	0.15	%(3)	0.41%	6.78%	2.86%	7.43%	(2.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,650		$104,121	$117,155	$120,659	$135,265	$146,499
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.72%	0.72%	0.73%	0.74%	0.75%
Interest and fee expense(6)	—		0.01%	0.03%	0.02%	0.03%	0.07%
Total expenses(4)	0.73	%(5)	0.73%	0.75%	0.75%	0.77%	0.82%
Net investment income	3.43	%(5)	3.53%	3.62%	3.60%	3.92%	3.98%
Portfolio Turnover	9	%(3)	14%	17%	8%	16%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.630		$9.930	$9.640	$9.710	$9.400	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.267	$0.280	$0.278	$0.300	$0.323
Net realized and unrealized gain (loss)	(0.144)		(0.302)	0.288	(0.072)	0.310	(0.590)

Total income (loss) from operations	$(0.014)		$(0.035)	$0.568	$0.206	$0.610	$(0.267)

Less Distributions
From net investment income	$(0.136)		$(0.265)	$(0.278)	$(0.276)	$(0.300)	$(0.323)

Total distributions	$(0.136)		$(0.265)	$(0.278)	$(0.276)	$(0.300)	$(0.323)

Net asset value — End of period	$9.480		$9.630	$9.930	$9.640	$9.710	$9.400

Total Return(2)	(0.16	)%(3)	(0.32)%	5.97%	2.13%	6.59%	(2.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,303		$21,115	$24,731	$23,141	$24,442	$25,796
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.47%	1.47%	1.48%	1.49%	1.50%
Interest and fee expense(6)	—		0.01%	0.03%	0.02%	0.03%	0.07%
Total expenses(4)	1.48	%(5)	1.48%	1.50%	1.50%	1.52%	1.57%
Net investment income	2.68	%(5)	2.78%	2.86%	2.85%	3.16%	3.23%
Portfolio Turnover	9	%(3)	14%	17%	8%	16%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.230		$9.520	$9.240	$9.310	$9.010	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.345	$0.357	$0.355	$0.372	$0.401
Net realized and unrealized gain (loss)	(0.134)		(0.293)	0.278	(0.071)	0.302	(0.570)

Total income (loss) from operations	$0.034		$0.052	$0.635	$0.284	$0.674	$(0.169)

Less Distributions
From net investment income	$(0.174)		$(0.342)	$(0.355)	$(0.354)	$(0.374)	$(0.401)

Total distributions	$(0.174)		$(0.342)	$(0.355)	$(0.354)	$(0.374)	$(0.401)

Net asset value — End of period	$9.090		$9.230	$9.520	$9.240	$9.310	$9.010

Total Return(2)	0.36	%(3)	0.61%	7.00%	3.07%	7.64%	(1.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,477		$31,778	$28,693	$24,873	$20,179	$13,493
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.52%	0.52%	0.53%	0.53%	0.55%
Interest and fee expense(6)	—		0.01%	0.03%	0.02%	0.03%	0.07%
Total expenses(4)	0.53	%(5)	0.53%	0.55%	0.55%	0.56%	0.62%
Net investment income	3.62	%(5)	3.74%	3.80%	3.80%	4.07%	4.18%
Portfolio Turnover	9	%(3)	14%	17%	8%	16%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.730		$9.110	$8.900	$8.950	$8.750	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.164		$0.323	$0.345	$0.355	$0.375	$0.369
Net realized and unrealized gain (loss)	(0.191)		(0.379)	0.207	(0.053)	0.197	(0.423)

Total income (loss) from operations	$(0.027)		$(0.056)	$0.552	$0.302	$0.572	$(0.054)

Less Distributions
From net investment income	$(0.163)		$(0.324)	$(0.342)	$(0.352)	$(0.372)	$(0.366)

Total distributions	$(0.163)		$(0.324)	$(0.342)	$(0.352)	$(0.372)	$(0.366)

Net asset value — End of period	$8.540		$8.730	$9.110	$8.900	$8.950	$8.750

Total Return(2)	(0.32	)%(3)	(0.58)%	6.32%	3.41%	6.68%	(0.70)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,430		$125,579	$147,706	$140,411	$147,461	$156,219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.76	%(5)	0.73%	0.73%	0.75%	0.74%	0.76%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(4)	0.80	%(5)	0.77%	0.77%	0.78%	0.78%	0.81%
Net investment income	3.75	%(5)	3.67%	3.84%	3.95%	4.25%	4.01%
Portfolio Turnover	2	%(3)	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.040		$9.430	$9.220	$9.270	$9.060	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.266	$0.288	$0.298	$0.321	$0.310
Net realized and unrealized gain (loss)	(0.201)		(0.389)	0.207	(0.053)	0.206	(0.432)

Total income (loss) from operations	$(0.065)		$(0.123)	$0.495	$0.245	$0.527	$(0.122)

Less Distributions
From net investment income	$(0.135)		$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Total distributions	$(0.135)		$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Net asset value — End of period	$8.840		$9.040	$9.430	$9.220	$9.270	$9.060

Total Return(2)	(0.73	)%(3)	(1.28)%	5.44%	2.66%	5.92%	(1.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$438		$956	$1,746	$2,029	$3,012	$4,517
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.51	%(5)	1.48%	1.48%	1.50%	1.50%	1.52%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(4)	1.55	%(5)	1.52%	1.52%	1.53%	1.54%	1.57%
Net investment income	3.00	%(5)	2.92%	3.10%	3.20%	3.51%	3.26%
Portfolio Turnover	2	%(3)	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.040		$9.430	$9.220	$9.270	$9.060	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.266	$0.287	$0.298	$0.319	$0.310
Net realized and unrealized gain (loss)	(0.191)		(0.389)	0.208	(0.053)	0.208	(0.432)

Total income (loss) from operations	$(0.055)		$(0.123)	$0.495	$0.245	$0.527	$(0.122)

Less Distributions
From net investment income	$(0.135)		$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Total distributions	$(0.135)		$(0.267)	$(0.285)	$(0.295)	$(0.317)	$(0.308)

Net asset value — End of period	$8.850		$9.040	$9.430	$9.220	$9.270	$9.060

Total Return(2)	(0.62	)%(3)	(1.28)%	5.44%	2.66%	5.92%	(1.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,191		$29,651	$38,004	$32,695	$32,342	$34,045
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.51	%(5)	1.48%	1.48%	1.50%	1.49%	1.51%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(4)	1.55	%(5)	1.52%	1.52%	1.53%	1.53%	1.56%
Net investment income	3.01	%(5)	2.92%	3.08%	3.20%	3.49%	3.26%
Portfolio Turnover	2	%(3)	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.760		$9.140	$8.940	$8.990	$8.790	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.342	$0.365	$0.375	$0.393	$0.388
Net realized and unrealized gain (loss)	(0.182)		(0.380)	0.197	(0.053)	0.198	(0.412)

Total income (loss) from operations	$(0.008)		$(0.038)	$0.562	$0.322	$0.591	$(0.024)

Less Distributions
From net investment income	$(0.172)		$(0.342)	$(0.362)	$(0.372)	$(0.391)	$(0.386)

Total distributions	$(0.172)		$(0.342)	$(0.362)	$(0.372)	$(0.391)	$(0.386)

Net asset value — End of period	$8.580		$8.760	$9.140	$8.940	$8.990	$8.790

Total Return(2)	(0.09	)%(3)	(0.36)%	6.40%	3.62%	6.88%	(0.37)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,603		$51,055	$53,322	$49,036	$39,754	$29,443
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.56	%(5)	0.53%	0.53%	0.55%	0.54%	0.56%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.03%	0.04%	0.05%
Total expenses(4)	0.60	%(5)	0.57%	0.57%	0.58%	0.58%	0.61%
Net investment income	3.96	%(5)	3.88%	4.03%	4.15%	4.43%	4.21%
Portfolio Turnover	2	%(3)	4%	8%	5%	4%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

53

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$5,000,000
Interest Rate or Range of Interest Rates (%)	1.31
Collateral for Floating Rate Notes Outstanding	$7,427,000

For the six months ended January 31, 2018, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000
Average Interest Rate	1.79%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

54

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2018	$3,471,707	$2,387,746	$1,523,293	$20,873,952	$10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforwards	$3,471,707	$3,072,837	$2,246,495	$24,615,950	$20,868,218
Deferred capital losses:
Short-term	$728,658	$1,361,605	$—	$4,177,469	$5,384,026
Long-term	$81,783	$213,831	$—	$2,380,326	$7,503,734

55

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$54,936,174	$72,201,648	$139,942,175	$148,213,012	$177,790,184

Gross unrealized appreciation	$4,093,624	$4,354,358	$4,064,336	$7,909,791	$13,513,800
Gross unrealized depreciation	(223,807)	(183,848)	(1,318,917)	(555,889)	(3,720,004)

Net unrealized appreciation	$3,869,817	$4,170,510	$2,745,419	$7,353,902	$9,793,796

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$85,797	$125,807	$263,784	$296,301	$394,940
Effective Annual Rate	0.28%	0.31%	0.35%	0.37%	0.39%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2018 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$2,143	$4,527	$6,292	$6,933	$9,262
EVD’s Class A Sales Charges	$2,299	$2,613	$2,364	$5,308	$5,122

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

56

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2018 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$39,452	$58,411	$60,265	$103,568	$123,206

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2018, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$626	$1,662	$112	$—	$2,680
Class C Distribution Fees	$22,997	$21,132	$42,370	$76,821	$105,261

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2018 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$167	$443	$30	$—	$715
Class C Service Fees	$6,133	$5,635	$11,299	$20,486	$28,069

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended January 31, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—
Class B	$—	$—	$—	$—	$—
Class C	$100	$200	$100	$2,000	$1,000

57

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2018 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$1,515,100	$2,572,804	$21,268,144	$15,796,195	$4,172,729
Sales	$2,006,290	$4,625,508	$17,928,238	$13,791,597	$18,460,599

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	85,506	—	44,956	304,270
Issued to shareholders electing to receive payments of distributions in Fund shares	53,015	132	5,327	14,647
Redemptions	(321,094)	(1,217)	(40,010)	(457,379)
Exchange from Class B shares	7,997	—	—	—
Exchange to Class A shares	—	(7,196)	—	—

Net increase (decrease)	(174,576)	(8,281)	10,273	(138,462)

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	275,658	—	76,962	1,078,481
Issued to shareholders electing to receive payments of distributions in Fund shares	124,548	465	11,631	18,125
Redemptions	(1,034,719)	(257)	(125,784)	(583,119)
Exchange from Class B shares	4,164	—	—	—
Exchange to Class A shares	—	(3,747)	—	—

Net increase (decrease)	(630,349)	(3,539)	(37,191)	513,487

Connecticut Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	88,503	213	16,810	209,764
Issued to shareholders electing to receive payments of distributions in Fund shares	76,219	220	5,084	16,340
Redemptions	(425,439)	(837)	(77,599)	(377,376)
Exchange from Class B shares	3,862	—	—	—
Exchange to Class A shares	—	(3,877)	—	—

Net decrease	(256,855)	(4,281)	(55,705)	(151,272)

58

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	335,926	627	62,829	702,939
Issued to shareholders electing to receive payments of distributions in Fund shares	167,043	755	10,968	26,474
Redemptions	(1,232,667)	(14,458)	(167,932)	(358,169)
Exchange from Class B shares	17,325	—	—	—
Exchange to Class A shares	—	(17,400)	—	—

Net increase (decrease)	(712,373)	(30,476)	(94,135)	371,244

Minnesota Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	262,795	—	51,356	1,797,575
Issued to shareholders electing to receive payments of distributions in Fund shares	77,172	26	9,510	66,150
Redemptions	(802,136)	(38)	(157,613)	(1,188,803)
Exchange from Class B shares	4,541	—	—	—
Exchange to Class A shares	—	(4,220)	—	—

Net increase (decrease)	(457,628)	(4,232)	(96,747)	674,922

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,135,326	—	127,534	4,911,535
Issued to shareholders electing to receive payments of distributions in Fund shares	185,819	300	22,403	105,706
Redemptions	(2,350,987)	(1,917)	(242,592)	(3,186,883)
Exchange from Class B shares	16,603	—	—	—
Exchange to Class A shares	—	(15,439)	—	—

Net increase (decrease)	(1,013,239)	(17,056)	(92,655)	1,830,358

New Jersey Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	466,456	—	86,095	1,618,520
Issued to shareholders electing to receive payments of distributions in Fund shares	161,622	—	24,904	56,776
Redemptions	(718,133)	—	(266,801)	(992,969)

Net increase (decrease)	(90,055)	—	(155,802)	682,327

59

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	979,595	—	278,271	2,279,654
Issued to shareholders electing to receive payments of distributions in Fund shares	334,824	—	50,626	85,979
Redemptions	(2,341,193)	—	(626,334)	(1,937,002)

Net increase (decrease)	(1,026,774)	—	(297,437)	428,631

Pennsylvania Fund
	Six Months Ended January 31, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	267,167	—	39,487	555,311
Issued to shareholders electing to receive payments of distributions in Fund shares	233,846	1,172	42,866	47,020
Redemptions	(1,313,480)	(3,250)	(514,701)	(994,146)
Exchange from Class B shares	56,129	—	—	—
Exchange to Class A shares	—	(54,229)	—	—

Net decrease	(756,338)	(56,307)	(432,348)	(391,815)

	Year Ended July 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,630,865	—	269,923	1,710,819
Issued to shareholders electing to receive payments of distributions in Fund shares	505,225	4,227	97,219	90,790
Redemptions	(4,035,081)	(22,971)	(1,117,582)	(1,809,100)
Exchange from Class B shares	62,798	—	—	—
Exchange to Class A shares	—	(60,652)	—	—

Net decrease	(1,836,193)	(79,396)	(750,440)	(7,491)

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2018, the Connecticut Fund and Pennsylvania Fund had a balance outstanding pursuant to this line of credit of $100,000 and $200,000, respectively, at an interest rate of 2.42%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2018. The Funds’ average borrowings or allocated fees during the six months ended January 31, 2018 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2018 is included in the Portfolio of Investments. At January 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

60

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2018 were as follows:

	Arizona Fund		Connecticut Fund

Asset Derivative:

Futures Contracts	$109,962	(1)	$49,483	(1)

Total	$109,962		$49,483

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2018 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(118,555	)(1)	$(32,405	)(1)	$(96,191	)(1)	$(3,908	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$141,721	(2)	$57,650	(2)	$28,129	(2)	$13,611	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended January 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	Pennsylvania Fund

Average Notional Cost:
Futures Contracts — Short	$3,406,000	$1,386,000	$673,000	$1,981,000
10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

61

Eaton Vance

Municipal Income Funds

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

At January 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,696,029	$—	$58,696,029

Total Investments	$—	$58,696,029	$—	$58,696,029
Futures Contracts	$109,962	$—	$—	$109,962

Total	$109,962	$58,696,029	$—	$58,805,991

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$76,322,675	$—	$76,322,675

Total Investments	$—	$76,322,675	$—	$76,322,675

Futures Contracts	$49,483	$—	$—	$49,483

Total	$49,483	$76,322,675	$—	$76,372,158

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$142,687,594	$—	$142,687,594

Total Investments	$—	$142,687,594	$—	$142,687,594

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$150,210,792	$—	$150,210,792

Taxable Municipal Securities	—	5,356,122	—	5,356,122

Total Investments	$—	$155,566,914	$—	$155,566,914

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$192,523,182	$—	$192,523,182

Taxable Municipal Securities	—	60,798	—	60,798

Total Investments	$—	$192,583,980	$—	$192,583,980

The Funds held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

62

Eaton Vance

Municipal Income Funds

January 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.18

Eaton Vance

Municipal Opportunities Fund

Semiannual Report

January 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2018

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	30

Important Notices	31

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	–0.07%	4.22%	3.32%	5.16%
Class A with 4.75% Maximum Sales Charge	—	—	–4.84	–0.75	2.31	4.40
Class C at NAV	08/18/2014	05/31/2011	–0.44	3.53	2.75	4.73
Class C with 1% Maximum Sales Charge	—	—	–1.43	2.53	2.75	4.73
Class I at NAV	05/31/2011	05/31/2011	0.06	4.47	3.57	5.45
Bloomberg Barclays Municipal Bond Index	—	—	–0.19%	3.52%	2.69%	4.04%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.96%	1.71%	0.71%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.06%	1.30%	2.31%
Taxable-Equivalent Distribution Rate				3.48	2.20	3.90
SEC 30-day Yield				1.78	1.12	2.12
Taxable-Equivalent SEC 30-day Yield				3.00	1.89	3.58

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 – January 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/17)	Ending Account Value (1/31/18)	Expenses Paid During Period* (8/1/17 – 1/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.30	$4.74	0.94%
Class C	$1,000.00	$995.60	$8.50	1.69%
Class I	$1,000.00	$1,000.60	$3.48	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.79	0.94%
Class C	$1,000.00	$1,016.70	$8.59	1.69%
Class I	$1,000.00	$1,021.70	$3.52	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2017.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 89.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.38%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$4,999,750

		$4,999,750

Cogeneration — 0.6%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$6,260	$6,237,589

		$6,237,589

Education — 5.5%
Arizona State University, 5.00%, 7/1/33	$500	$576,845
Arizona State University, 5.00%, 7/1/34	580	667,650
Boise State University, ID, 5.00%, 4/1/31	600	698,094
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	697,602
California Infrastructure and Economic Development Bank, (The Colburn School), 2.16%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,013,650
Cumberland County Municipal Authority, PA, (Dickinson College), 5.00%, 11/1/39	3,500	4,033,295
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	607,035
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	675,396
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/25	1,555	1,840,809
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/26	2,280	2,717,669
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/27	1,000	1,198,320
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	521,930
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	558,465
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,888,552
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,129,332
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,196,222
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,100,930

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	$650	$777,712
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	897,360
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Co.), 0.99%, 7/1/35(2)	3,965	3,965,000
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,823,563
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	580,303
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	318,500
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	352,473
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	575,560
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	624,919
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,156,730
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	567,725
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	568,155
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/28	325	386,971
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/29	685	809,718
University of Arkansas, 5.00%, 11/1/24	475	561,550
University of Arkansas, 5.00%, 11/1/25	500	597,630
University of Idaho, 5.00%, 4/1/24	500	580,585
University of North Carolina at Chapel Hill, 1.448%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	7,600	7,687,856
University of North Carolina at Charlotte, 4.00%, 10/1/36	1,000	1,067,730
University of North Carolina at Charlotte, 4.00%, 10/1/37	950	1,011,902
University of North Carolina at Greensboro, 5.00%, 4/1/27	1,000	1,204,490
West Virginia University, 1.69%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,500,840

		$53,739,068

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.5%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$250,143
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	491,459
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	458,960
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	588,645
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,796,256
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,791,684
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	1,997,580
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,754,305
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,503,420
Nebraska Public Power District, 5.00%, 1/1/24	750	867,645
Omaha Public Power District, NE, 5.00%, 2/1/25	550	645,859
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,932,156
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,004,830
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 1/1/29	2,500	3,045,750
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,362,339
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,165,640
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	600,616
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	785,619
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	774,048
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	583,705
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	125	131,303

		$24,531,962

Escrowed / Prerefunded — 0.3%
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	$500	$561,395

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,098,980
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	50	52,115

		$2,712,490

General Obligations — 21.4%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,440,956
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	989,915
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,161,140
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/25	1,865	2,163,512
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,335,580
Burlington, VT, 5.00%, 11/1/21	600	662,826
Burlington, VT, 5.00%, 11/1/22	500	563,245
Burlington, VT, 5.00%, 11/1/23	500	571,115
Burlington, VT, 5.00%, 11/1/24	400	463,064
Burlington, VT, 5.00%, 11/1/25	500	581,025
Burlington, VT, 5.00%, 11/1/26	250	292,823
Burlington, VT, 5.00%, 11/1/27	225	261,830
Burlington, VT, 5.00%, 11/1/28	185	214,199
California, 5.00%, 8/1/26	5,400	6,519,528
California, 5.00%, 8/1/26	12,650	15,272,598
California, 5.00%, 3/1/27	5,000	5,895,250
California, 5.00%, 9/1/29	2,390	2,844,745
Chelsea School District, MI, 4.00%, 5/1/24	765	847,773
Chelsea School District, MI, 4.00%, 5/1/25	765	851,338
Chicago, IL, 5.00%, 12/1/22	2,230	2,353,810
Chicago, IL, 5.625%, 1/1/30	6,000	6,816,300
Chicago, IL, 6.00%, 1/1/38	4,000	4,578,600
Chicago Park District, IL, 5.00%, 1/1/24	500	568,020
Clackamas Community College District, OR, 0.00%, 6/15/21	385	361,353
Clark County School District, NV, 5.00%, 6/15/29	1,250	1,467,988
Dallas, TX, 5.00%, 2/15/23	5,425	6,061,949
Dallas, TX, 5.00%, 2/15/24	2,965	3,415,562
Dallas, TX, 5.00%, 2/15/25	1,000	1,161,780
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	5,000	4,316,950
Durand Area Schools, MI, 5.00%, 5/1/22	840	943,916
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,096,579

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	$875	$953,601
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,059,331
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,186,983
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,162,782
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,980,891
Honolulu City and County, HI, 1.47%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	4,000	4,001,840
Illinois, 5.00%, 11/1/18	3,500	3,567,900
Illinois, 5.00%, 2/1/24	5,000	5,313,550
Illinois, 5.00%, 2/1/25	10,000	10,642,800
Illinois, 5.00%, 2/1/28	15,000	15,960,750
Illinois, 5.00%, 11/1/29	10,000	10,666,800
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,492,650
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,033,632
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,301,267
Madison, AL, 4.00%, 12/1/23	1,365	1,497,937
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,515,462
Manchester Community Schools, MI, 5.00%, 5/1/25	750	884,445
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,942,522
Massachusetts, 1.472%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,612,128
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	877,350
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,161,140
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	576,995
Mobile County, AL, 5.00%, 6/1/23	860	986,996
Mobile County, AL, 5.00%, 6/1/24	300	348,993
Nassau County, NY, 5.00%, 10/1/29	5,000	5,856,200
New York, NY, 1.74%, (SIFMA + 0.58%), 4/1/19 (Put Date), 8/1/27(1)	4,000	4,004,440
New York, NY, 5.00%, 8/1/25	1,000	1,145,910
New York, NY, 5.00%, 8/1/29	450	515,156
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.00%, 3/1/40(2)	5,695	5,695,000
Norfolk, VA, 5.00%, 9/1/33	1,850	2,139,932
Norfolk, VA, 5.00%, 9/1/37	2,500	2,870,475
Ottawa County, MI, 5.00%, 11/1/22	500	572,475
Ottawa County, MI, 5.00%, 11/1/24	250	296,418
Ottawa County, MI, 5.00%, 11/1/25	300	359,523

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Oyster Bay, NY, 2.50%, 6/1/18	$2,750	$2,754,455
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	5,953,000
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,604,889
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	2,865	2,810,193
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,211,294
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,193,630
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,742,842
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,341,440
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,170,836
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,897,038
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,177,390
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	463,760
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	577,590
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	345,729
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,648,663
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	815,517
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	677,595

		$207,645,404

Hospital — 19.2%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,007,849
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	609,906
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	646,418
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,237,413
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,036,531
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,270,012
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	831,043

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	$1,660	$1,827,942
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,516,117
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,131,700
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	255,706
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	291,810
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	325,685
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	362,144
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,558,840
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,519,814
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,908,171
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,270,318
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	112,561
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	402,966
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	335,805
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	122,987
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	167,322
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	275,348
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	225,562
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	491,130
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	700	784,147
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,668,750
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.014%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,710,094

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.598%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	$4,465	$4,465,000
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,005,500
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	233,267
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	356,083
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	163,619
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	219,332
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	518,925
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,134,990
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,285,757
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,054,907
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	5,181,068
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,135,600
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,112,630
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,853,333
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	504,616
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	441,913
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	484,739
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,436,436
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	511,085
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,617,840
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	520,895
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	604,609
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	919,449
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	683,496

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	$1,000	$1,143,040
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,023,541
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,129,070
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,030,742
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,461,538
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	545,030
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	134,296
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	580,800
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,271,347
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,092,673
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,332,850
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,308,160
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,099,357
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I, 5.00%, 7/1/27	1,150	1,325,421
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L, 5.00%, 7/1/27	1,460	1,696,593
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	301,023
Michigan Finance Authority, (McLaren Health Care), 1.812%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,293,187
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,555,036
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,142,830
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,115,880

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	$500	$570,710
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,136,100
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,209,956
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,745,935
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	680,456
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	557,290
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,985,788
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,332,255
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,148,560
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,832,392
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,331,020
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,513,513
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,725,625
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,134,990
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	561,990
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	561,590
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	891,847
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.652%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	2,055	2,055,370
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	497,284
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	690,582
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,361,620
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(3)	700	770,763

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(3)	$1,000	$1,122,300
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	500	553,550
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(3)	600	661,800
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	494,510
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,094,850
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(3)	1,100	1,201,354
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,100	1,198,395
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	1,100	1,194,699
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	1,200	1,300,104
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,081,420
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(3)	300	333,987
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,707,435
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	249,917
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	974,652
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	567,405
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	562,970
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,303,040
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,742,073
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,579,327
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,729,319
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,178,740
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	532,147
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	452,768
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	570,275

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	$500	$572,685
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	564,470
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	561,880
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,464,164
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,032,510
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,102,284
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,310,470
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,848,848
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,133,110
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,017,630
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,178,650
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	277,110

		$186,678,078

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$543,635
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,016,261
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC – Texas A&M University-Corpus Christi), 5.00%, 4/1/24	1,385	1,556,338
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC – Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,697,655
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC – Texas A&M University-Corpus Christi), 5.00%, 4/1/26	1,000	1,136,850

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC – Texas A&M University-Corpus Christi), 5.00%, 4/1/27	$760	$864,644
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC – Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	642,704
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC – Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	637,750
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC – Tarleton State University), 5.00%, 4/1/23	400	446,708
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC – Tarleton State University), 5.00%, 4/1/25	475	535,805

		$9,078,350

Industrial Development Revenue — 2.9%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	$1,250	$1,302,025
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	940	961,423
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	244,519
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	7,775	7,764,037
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25(3)	1,000	1,131,160
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	4,995,150
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,253,831
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(3)	1,265	1,502,137
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.91%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,020,430

		$28,174,712

Insured – Education — 0.0%(4)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$116,172

		$116,172

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.3%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,057,844
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,702,830
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	280,711
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,487,260
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	193,623
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	167,078
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	131,777
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	655,702
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	503,659
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	115,634
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,127,534
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,761,469

		$12,185,121

Insured – Escrowed / Prerefunded — 0.1%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$278,525
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	211	212,534

		$491,059

Insured – General Obligations — 3.0%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$395,115
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	557,010
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	338,448
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	340,773
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	344,913
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,019,078
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,046,952
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	736,985
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	754,904

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	$685	$757,487
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,134,860
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,144,150
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,429,168
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	1,983,643
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,607,227
Detroit, MI, (AGC), 5.00%, 4/1/20	39	38,887
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,584
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,627
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	230,438
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	22,976
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,074
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,009
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	324,879
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,427,051
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,838,038
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	992,929
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,025,603
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	852,653
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,260
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,080,098
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	528,071
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	909,345
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	399,917
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	870,384

		$28,691,536

Insured – Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$427,512
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	469,782
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	426,288

		$1,323,582

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24(5)	$300	$341,649
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25(5)	315	361,453
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,056

		$823,158

Insured – Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$425,805
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,920	1,784,544
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	255	259,047
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	215	215,948
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,148,190

		$3,833,534

Insured – Transportation — 2.6%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,417,472
Metropolitan Transportation Authority, NY, (AGM), 1.759%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,037,500
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	207,679
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,678,801
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,088,520
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,143,420
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	881,981
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,677,060
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	593,593
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	112,421
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	2,470	2,371,719

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	$2,065	$1,967,016
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,605	1,500,450
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,265	1,250,187
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	377,317
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	93,561
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	185,972
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,180	2,005,753

		$25,590,422

Insured – Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$187,493
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,563,680
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,389

		$4,851,562

Lease Revenue / Certificates of Participation — 1.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,148,710
New Jersey Economic Development Authority, (School Facilities Construction), 2.76%, (SIFMA + 1.60%), 3/1/28(1)	7,500	7,387,875
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	541,990
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	538,730
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/30	5,000	6,016,300

		$15,633,605

Other Revenue — 4.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	$4,950	$5,750,118
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	3,190	3,707,035

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	$1,000	$1,160,310
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,170,136
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	1,660	1,905,116
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	636,502
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(3)	1,500	1,541,595
Main Street Natural Gas, Inc., GA, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(6)	5,000	4,992,200
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.61%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,855	9,847,215
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,059,580
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.798%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,300,650
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	109,708
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.146%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,008,260
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.21%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,002,620
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	709,574
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,515,795
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	770,665

		$41,187,079

Senior Living / Life Care — 5.5%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$552,350
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	562,665

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	$350	$399,704
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	359,352
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	518,763
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,997,147
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,506,965
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	495,171
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	777,827
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	842,372
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	464,024
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	645,574
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	583,769
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	334,833
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	392,273
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	450,240
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,011,870
Howard County, MD, (Vantage House), 5.00%, 4/1/21	627	648,863
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,678,565
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,782,622
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,757,491
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	778,337
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,023,290
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	725,751
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	125	134,635
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	280	289,190

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	$1,000	$1,103,000
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,146,995
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,199,485
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,309,172
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(3)	2,200	2,205,896
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(3)	1,250	1,260,937
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,755,250
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,328,935
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,435	1,538,564
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living – Ventana), 3.875%, 11/15/22	2,500	2,505,025
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(3)	3,000	3,016,590
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	618,160
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	455,804
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,840,038
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	818,949
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	645,594
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	553,375
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(3)	1,615	1,630,875
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(3)	750	787,253
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,878,691
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,129,043

		$53,441,274

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.3%
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,148,610
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,748,955
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	45,035
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	64,558
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	855,048
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,892,575
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,270,118
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,784,720
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	3,880	4,579,331
South Village Community Development District, FL, 2.00%, 5/1/20	305	303,399
South Village Community Development District, FL, 2.00%, 5/1/21	100	98,787
South Village Community Development District, FL, 2.125%, 5/1/22	100	98,298
South Village Community Development District, FL, 2.375%, 5/1/23	100	98,129
South Village Community Development District, FL, 2.50%, 5/1/24	100	97,336
South Village Community Development District, FL, 2.75%, 5/1/25	100	97,741
South Village Community Development District, FL, 3.25%, 5/1/27	100	99,522
South Village Community Development District, FL, 4.35%, 5/1/26	565	570,746
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,950,440

		$22,803,348

Student Loan — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$668,094
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	554,520

		$1,222,614

Transportation — 11.9%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	$1,970	$2,211,364

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	$350	$403,312
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	576,790
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	630,487
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	855,983
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	681,786
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,335,342
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,123,750
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,254,370
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,673,500
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,276,151
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	4,831,836
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,618,612
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	575,760
Denver City and County, CO, Airport System Revenue, 1.955%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,315	2,326,830
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	3,000	3,486,090
E-470 Public Highway Authority, CO, 2.096%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,016,460
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	276,550
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,434,100
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,664,335
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,135,267
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	5,000	5,952,400
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/32	8,000	8,527,920
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	5,954,300
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	930,601

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	$1,000	$1,163,890
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,019,960
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	3,000	3,029,940
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.36%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,763,723
New Jersey Turnpike Authority, 5.00%, 1/1/29	1,000	1,193,100
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,829,952
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,849,200
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,145,510
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	6,079,010
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,149,050
Pennsylvania Turnpike Commission, 2.04%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,010,210
Pennsylvania Turnpike Commission, 2.31%, (SIFMA + 1.15%), 12/1/19(1)	500	504,525
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,494,427
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	435	491,976
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	797,545
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	500	573,545
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	807,317
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	566,525
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	562,600
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	840,000
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,616,504
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	577,385
Triborough Bridge and Tunnel Authority, NY, 1.748%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,910	9,949,937

		$115,769,727

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.4%
California Department of Water Resources, (Central Valley Project), 1.53%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,007,840
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	481,632
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	441,694
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	571,938
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	135,638
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	321,786
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,369,196
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,076,080
Riverside, CA, Water System Revenue, 1.79%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	4,845	4,845,533
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	4,925	5,658,529

		$22,909,866

Total Tax-Exempt Municipal Securities — 89.9% (identified cost $866,580,392)		$874,671,062

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value

Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.061%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(3)	$491	$491,582

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $490,792)		$491,582

Taxable Municipal Securities — 7.3%

Security	Principal Amount (000’s omitted)	Value

Education — 1.0%
University of California, 3.063%, 7/1/25	$10,000	$9,918,000

		$9,918,000

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,004,920

		$2,004,920

General Obligations — 1.7%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,632,277
Chicago, IL, 7.375%, 1/1/33	3,250	3,705,195
Chicago, IL, 7.75%, 1/1/42	5,810	6,419,876
Chicago, IL, 7.781%, 1/1/35	2,600	3,044,236

		$16,801,584

Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,777,510
Illinois Finance Authority, (Ann & Robert H. Lurie Children’s Hospital of Chicago), 3.498%, 8/15/28	4,840	4,776,838
Illinois Finance Authority, (Ann & Robert H. Lurie Children’s Hospital of Chicago), 3.548%, 8/15/29	2,400	2,368,512

		$14,922,860

Insured – General Obligations — 1.1%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,905	$2,899,264
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,805,628

		$10,704,892

Insured – Special Tax Revenue — 0.4%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$907,869
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,047,685
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	340,480
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	344,638
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	504,222
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	494,035
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	497,980

		$4,136,909

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 0.9%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.95%, 5/15/24	$1,450	$1,444,780
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	6,901,230

		$8,346,010

Special Tax Revenue — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$999,360
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	500,625
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,003,200

		$2,503,185

Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,870,780

		$1,870,780

Total Taxable Municipal Securities — 7.3% (identified cost $69,187,320)		$71,209,140

Corporate Bonds & Notes — 2.1%

Security	Principal Amount (000’s omitted)	Value

Health Care — 1.2%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,709,527

		$11,709,527

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.9%
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	$3,175	$3,165,008
St. Joseph’s Hospital & Medical Center, 4.584%, 7/1/27	5,070	5,184,000

		$8,349,008

Total Corporate Bonds & Notes — 2.1% (identified cost $19,050,016)		$20,058,535

Total Investments — 99.4% (identified cost $955,308,520)		$966,430,319

Other Assets, Less Liabilities — 0.6%		$6,300,718

Net Assets — 100.0%		$972,731,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	15.5%
Illinois	14.0%
California	10.6%
Others, representing less than 10% individually	59.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2018, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2018.
(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $36,310,677 or 3.7% of the Fund’s net assets.

(4)	Amount is less than 0.05%.
(5)	When-issued security.
(6)	When-issued, floating rate security whose interest rate will be determined after January 31, 2018.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	150	Short	Mar-18	$(22,171,875)	$824,718

					$824,718

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2018
Investments, at value (identified cost, $955,308,520)	$966,430,319
Cash	7,165,429
Deposits for derivatives collateral — financial futures contracts	375,000
Interest receivable	8,230,713
Receivable for Fund shares sold	3,468,200
Total assets	$985,669,661

Liabilities
Payable for when-issued securities	$5,710,714
Payable for variation margin on open financial futures contracts	65,625
Payable for Fund shares redeemed	6,098,616
Distributions payable	262,585
Payable to affiliates:
Investment adviser and administration fee	483,297
Distribution and service fees	72,410
Accrued expenses	245,377
Total liabilities	$12,938,624
Net Assets	$972,731,037

Sources of Net Assets
Paid-in capital	$968,398,334
Accumulated undistributed net investment income	141,951
Accumulated net realized loss	(7,755,765)
Net unrealized appreciation	11,946,517
Net Assets	$972,731,037

Class A Shares
Net Assets	$119,809,366
Shares Outstanding	10,115,190
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.84
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$12.43

Class C Shares
Net Assets	$55,121,542
Shares Outstanding	4,655,309
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.84

Class I Shares
Net Assets	$797,800,129
Shares Outstanding	67,251,817
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2018
Interest	$12,739,351
Dividends	31,542
Total investment income	$12,770,893

Expenses
Investment adviser and administration fee	$2,648,082
Distribution and service fees
Class A	143,159
Class C	273,465
Trustees’ fees and expenses	20,235
Custodian fee	93,730
Transfer and dividend disbursing agent fees	148,705
Legal and accounting services	32,133
Printing and postage	23,800
Registration fees	67,055
Miscellaneous	67,133
Total expenses	$3,517,497

Net investment income	$9,253,396

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$274,914
Financial futures contracts	(540,080)
Net realized loss	$(265,166)
Change in unrealized appreciation (depreciation) —
Investments	$(11,047,283)
Financial futures contracts	960,827
Net change in unrealized appreciation (depreciation)	$(10,086,456)

Net realized and unrealized loss	$(10,351,622)

Net decrease in net assets from operations	$(1,098,226)

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
From operations —
Net investment income	$9,253,396	$16,018,768
Net realized loss	(265,166)	(7,854,188)
Net change in unrealized appreciation (depreciation)	(10,086,456)	(7,719,421)
Net increase (decrease) in net assets from operations	$(1,098,226)	$445,159
Distributions to shareholders —
From net investment income
Class A	$(1,068,723)	$(2,918,796)
Class C	(304,921)	(654,020)
Class I	(7,732,532)	(12,217,001)
From net realized gain
Class A	—	(722,649)
Class C	—	(228,720)
Class I	—	(2,284,460)
Total distributions to shareholders	$(9,106,176)	$(19,025,646)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,235,686	$91,387,256
Class C	8,439,448	21,814,014
Class I	245,165,781	423,414,510
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	995,811	3,447,492
Class C	246,915	700,981
Class I	6,451,559	11,332,916
Cost of shares redeemed
Class A	(19,909,366)	(130,747,388)
Class C	(7,017,408)	(14,537,701)
Class I	(75,664,875)	(294,366,191)
Net increase in net assets from Fund share transactions	$185,943,551	$112,445,889

Net increase in net assets	$175,739,149	$93,865,402

Net Assets
At beginning of period	$796,991,888	$703,126,486
At end of period	$972,731,037	$796,991,888

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$141,951	$(5,269)

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Financial Highlights

	Class A
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015		2014		2013
Net asset value — Beginning of period	$11.960		$12.250	$11.490	$11.180		$10.240		$11.240

Income (Loss) From Operations
Net investment income	$0.115	(1)	$0.236	$0.218	$0.202		$0.242		$0.225
Net realized and unrealized gain (loss)	(0.122)		(0.239)	0.760	0.319		0.940		(0.739)

Total income (loss) from operations	$(0.007)		$(0.003)	$0.978	$0.521		$1.182		$(0.514)

Less Distributions
From net investment income	$(0.113)		$(0.236)	$(0.218)	$(0.202)		$(0.242)		$(0.225)
From net realized gain	—		(0.051)	—	(0.009)		—		(0.261)

Total distributions	$(0.113)		$(0.287)	$(0.218)	$(0.211)		$(0.242)		$(0.486)

Net asset value — End of period	$11.840		$11.960	$12.250	$11.490		$11.180		$10.240

Total Return(2)	(0.07	)%(3)	0.04%	8.59%	4.68	%(4)	11.69	%(4)	(4.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,809		$112,632	$154,283	$87,416		$16,715		$15,596
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.94	%(6)	0.96%	0.97%	1.00	%(4)	1.09	%(4)	1.10	%(4)
Net investment income	1.90	%(6)	2.02%	1.85%	1.72%		2.25%		2.02%
Portfolio Turnover	17	%(3)	53%	58%	79%		283%		85%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20% and 0.24% of average daily net assets for the years ended July 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015(1)
Net asset value — Beginning of period	$11.960		$12.250	$11.480	$11.270

Income (Loss) From Operations
Net investment income	$0.069	(2)	$0.146	$0.129	$0.103
Net realized and unrealized gain (loss)	(0.122)		(0.239)	0.770	0.219

Total income (loss) from operations	$(0.053)		$(0.093)	$0.899	$0.322

Less Distributions
From net investment income	$(0.067)		$(0.146)	$(0.129)	$(0.103)
From net realized gain	—		(0.051)	—	(0.009)

Total distributions	$(0.067)		$(0.197)	$(0.129)	$(0.112)

Net asset value — End of period	$11.840		$11.960	$12.250	$11.480

Total Return(3)	(0.44	)%(4)	(0.71)%	7.87%	2.86	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,122		$54,001	$47,302	$21,534
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.69	%(7)	1.71%	1.72%	1.75	%(5)(7)
Net investment income	1.15	%(7)	1.27%	1.09%	0.91	%(7)
Portfolio Turnover	17	%(4)	53%	58%	79	%(8)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended July 31, 2015.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31,
			2017	2016	2015		2014		2013
Net asset value — Beginning of period	$11.980		$12.270	$11.500	$11.190		$10.250		$11.250

Income (Loss) From Operations
Net investment income	$0.130	(1)	$0.265	$0.248	$0.232		$0.269		$0.253
Net realized and unrealized gain (loss)	(0.122)		(0.239)	0.770	0.319		0.939		(0.738)

Total income (loss) from operations	$0.008		$0.026	$1.018	$0.551		$1.208		$(0.485)

Less Distributions
From net investment income	$(0.128)		$(0.265)	$(0.248)	$(0.232)		$(0.268)		$(0.254)
From net realized gain	—		(0.051)	—	(0.009)		—		(0.261)

Total distributions	$(0.128)		$(0.316)	$(0.248)	$(0.241)		$(0.268)		$(0.515)

Net asset value — End of period	$11.860		$11.980	$12.270	$11.500		$11.190		$10.250

Total Return(2)	0.06	%(3)	0.29%	8.95%	4.94	%(4)	11.96	%(4)	(4.62	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$797,800		$630,358	$501,541	$211,151		$42,549		$16,369
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.69	%(6)	0.71%	0.72%	0.75	%(4)	0.84	%(4)	0.85	%(4)
Net investment income	2.15	%(6)	2.27%	2.09%	1.98%		2.44%		2.30%
Portfolio Turnover	17	%(3)	53%	58%	79%		283%		85%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.06%, 0.20% and 0.24% of average daily net assets for the years ended July 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

25

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2017, the Fund had a net capital loss of $8,158,476 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2018.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$954,630,865

Gross unrealized appreciation	$18,838,909
Gross unrealized depreciation	(6,214,737)

Net unrealized appreciation	$12,624,172

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from

26

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

$500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended January 31, 2018, the investment adviser and administration fee amounted to $2,648,082 or 0.59% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2018, EVM earned $2,514 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,377 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2018 amounted to $143,159 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2018, the Fund paid or accrued to EVD $205,099 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2018 amounted to $68,366 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2018, the Fund was informed that EVD received approximately $1,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $332,439,979 and $146,966,452, respectively, for the six months ended January 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Sales	2,277,522	7,754,588
Issued to shareholders electing to receive payments of distributions in Fund shares	83,264	293,935
Redemptions	(1,660,066)	(11,224,567)

Net increase (decrease)	700,720	(3,176,044)

27

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Sales	704,904	1,829,302
Issued to shareholders electing to receive payments of distributions in Fund shares	20,660	59,920
Redemptions	(585,587)	(1,236,304)

Net increase	139,977	652,918

Class I	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Sales	20,417,374	35,955,519
Issued to shareholders electing to receive payments of distributions in Fund shares	538,704	962,022
Redemptions	(6,312,871)	(25,185,413)

Net increase	14,643,207	11,732,128

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 31, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2018.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2018 is included in the Portfolio of Investments. At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures Contracts	$824,718	(1)	$—

Total	$824,718		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

28

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures Contracts	$(540,080)	$960,827

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended January 31, 2018, which is indicative of the volume of this derivative type, was approximately $23,099,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$874,671,062	$—	$874,671,062
Tax-Exempt Mortgage-Backed Securities	—	491,582	—	491,582
Taxable Municipal Securities	—	71,209,140	—	71,209,140
Corporate Bonds & Notes	—	20,058,535	—	20,058,535

Total Investments	$—	$966,430,319	$—	$966,430,319

Futures Contracts	$824,718	$—	$—	$824,718

Total	$824,718	$966,430,319	$—	$967,255,037

The Fund held no investments or other financial instruments as of July 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Municipal Opportunities Fund

January 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018